Acquisitions and other transactions (Details) $ in Millions			3 Months Ended	6 Months Ended
	Feb. 21, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Feb. 21, 2019 CAD ($)
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries
Acquisitions
Total contributions made			$ 35,100,000	$ 86,500,000
Cumulative investment in royalty acquisition venture			348,300,000	348,300,000
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries | Top
Acquisitions
Total cumulative investment			171,700,000	171,700,000
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries | Accounts payable
Acquisitions
Total consideration transferred, acquisition-date fair value			$ 10,800,000	$ 10,800,000
Salares Norte Royalty Interest
Acquisitions
Total consideration transferred, acquisition-date fair value		$ 32,000,000
Percentage of NSR		2.00%
Number of common shares issued in acquisition (in share)		366,499
Cash transferred		$ 5,000,000
Option to buy back of NSR (as a percent)		1.00%
Value of option to buy back of NSR		$ 6,000,000
Period to buy back of NSR		24 months
Salares Norte Royalty Interest | Common shares
Acquisitions
Value of common shares issued in acquisition		$ 27,000,000
Number of common shares issued in acquisition (in share)		366,499
Valentine Lake Royalty Interest
Acquisitions
Total consideration transferred, acquisition-date fair value					$ 18.0
Percentage of NSR	2.00%
Option to buy back of NSR (as a percent)					0.50%
Value of option to buy back of NSR	$ 7,000,000